Segment reporting - Segment as Adjusted EBITDA (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Profit (loss)	€ 192.7	€ 249.8	€ 181.0
Profit (loss), attributable to owners of parent	192.7	249.8	181.0
adjustments for share based payments including employer tax	26.1	8.6	5.8
Taxation	60.9	71.2	55.7
Net financing costs	86.8	54.4	106.0
Depreciation and amortization	95.0	88.6	71.6
Exceptional items	72.5	48.7	45.3
Other add-backs			18.7
Material reconciling items
Disclosure of operating segments [line items]
Acquisition purchase price adjustments	0.0	0.0	8.4
Exceptional items	72.5	48.7	45.3
Other add-backs	27.1	11.7
Adjusted EBITDA	€ 535.0	€ 524.4	€ 486.7